Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	$ 2	$ 8	$ 8	$ (5)	$ (2)
Net unrealized gain (loss), net of tax			(10)	13	(3)
Reclassifications out of AOCI			4	0	0
Transfer of net unrealized loss from AFS to HTM			0
Accumulated other comprehensive income (loss), ending balance	(20)		2	8	(5)
Stockholders' Equity Attributable to Parent	1,286	1,504	1,529	1,373	1,426	$ 1,160
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	(3)	0	0	0	0
Net unrealized gain (loss), net of tax	(44)	(5)	(5)	0	0
Reclassifications out of AOCI	10		2	0	0
Transfer of net unrealized loss from AFS to HTM		0	0
Accumulated other comprehensive income (loss), ending balance	(37)		(3)	0	0
Stockholders' Equity Attributable to Parent	(37)	(5)	(3)	0
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gain (loss), net of tax	(27)	4
Reclassifications out of AOCI	5
Transfer of net unrealized loss from AFS to HTM		0
Stockholders' Equity Attributable to Parent	(20)	12	2	8	(5)	$ (2)
Held-to-Maturity Securities | Accumulated Net Investment Gain (Loss) Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	5	0	0	0	0
Net unrealized gain (loss), net of tax	0	0	0	0	0
Reclassifications out of AOCI	(1)		0	0	0
Transfer of net unrealized loss from AFS to HTM		5	5
Accumulated other comprehensive income (loss), ending balance			5	0	0
Stockholders' Equity Attributable to Parent	4	5	5	0
Available-for-sale Securities | Accumulated Net Investment Gain (Loss) Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	0	8	8	(5)	(2)
Net unrealized gain (loss), net of tax	17	9	(5)	13	(3)
Reclassifications out of AOCI	(4)		2	0	0
Transfer of net unrealized loss from AFS to HTM		(5)	(5)
Accumulated other comprehensive income (loss), ending balance			0	8	$ (5)
Stockholders' Equity Attributable to Parent	$ 13	$ 12	$ 0	$ 8